HOSPITALITY REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Detailed Information of Hospitality Revenue
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Room, food and beverage	$481	$334	$804	$612
Other leisure activities	69	68	130	118
Other hospitality revenue	61	10	75	17
Total hospitality revenue	$611	$412	$1,009	$747